34. Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events
Subsequent Events

Acquisition under approval

On January 30, 2018, the Company through its subsidiary Tequimar entered into a sale and purchase agreement for the acquisition of 100% of the quotas of TEAS Terminal Exportador de Álcool de Santos Ltda. (“TEAS”), owned by Raízen Energia S.A. and Raízen Araraquara Açúcar e Álcool Ltda., which had already been operated by the subsidiary Tequimar in the Port of Santos. The purchase price of the acquisition was R$ 103 million. The closing of the acquisition is subject to certain usual conditions precedent in transactions of similar nature, mainly the approval by CADE. On February 14, 2018, this transaction was approved without restrictions through an opinion issued by the General Superintendence of CADE. The parties must wait 15 days for the approval to be formally validated.

Issuance of Debentures

In February 2018, the Company made its sixth issuance of debentures in a single series of 1,725,000, simple, non-convertible into shares, nominative, book-entry and unsecured debentures with a par value of R$ 1,000.00, final maturity in 5 years (lump sum at final maturity) and interest of 105.25% of CDI.